Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Carrying Amounts of Financial Assets and Financial Liabilities

The following table shows the carrying amounts of financial assets and financial liabilities. The amortized cost basis of the financial assets and liabilities not measured at fair value approximates their fair value.

	As of December 31,2024			As of December 31, 2023
	FVTPL[1]	FVOCI[2]	Amortized Cost[3]	FVTPL[1]	FVOCI[2]	Amortized cost[3]
Financial assets not measured at fair value
Trade and other receivables, net	$-	$-	78,318	$-	$-	$124,854
Amounts owed by related parties, net	-	-	3,107	-	-	3,908
Cash and cash equivalents	30,317	-	-	17,514	-	-
Other financial assets	-	-	184	-	-	8,496
Total financial assets not measured at fair value	$30,317	-	$81,609	$17,514	$-	$137,258

Financial liabilities measured at fair value
Warrant liabilities	967	-	-	3,039	-	-
Shares held in escrow	16,231	-	-	28,877	-	-
Derivative financial liabilities	-	-	-	-	1,792	-
Total financial liabilities measured at fair value	$17,198	-	-	$31,916	$1,792	$-
Financial liabilities not measured at fair value
Borrowings	-	-	267,966	-	-	299,503
Secured convertible note	-	-	38,747	-	-	-
Trade and other payables	-	-	106,991	-	-	93,063
Amounts owed to related parties	-	-	7,155	-	-	21,233
Total financial liabilities not measured at fair value	$-	$-	$420,859	$-	$-	$413,799

[1]	The fair value is comprised of $840 level 1 and $16,231 level 3 as of December 31,2024 (2023: $2,600 and $28,877, respectively).
[2]	The fair value of the exhibited figures as of December 31, 2023 are Level 2.
[3]	The amortized cost approximates fair value as of December 31,2024 and December 31, 2023, respectively.

Schedule of Valuation Techniques used in Measuring Level 3 Fair Values for Financial Instruments in the Statement of Financial Position

The following table shows the valuation techniques used in measuring Level 3 fair values for financial instruments in the Consolidated Statement of Financial Position, as well as the significant unobservable inputs used.

Type	Fair value	Valuation Technique	Significant unobservable input	Relationship between significant unobservable inputto fair value	Sensitivity of significant unobservable input to fairvalue
					+5%	-5%
Private warrants in escrow	$127	The fair value of the Private Warrants is estimated using the Black-Scholes option pricing formula for European calls, since the underlying stock is not expected to pay dividends over the term of the Warrants.	Volatility of 61.0%(2023: 38.8%)	The higher (lower) the volatility, the higher (lower) the fair value.	$171	$59
Private warrants not escrow	22	The fair value of the Private Warrants is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 61.0%(2023: 38.8%)	The higher (lower) the volatility, the higher (lower) the fair value.	$34	$13
Shares held in escrow	16,231	The fair value of the shares to be delivered is estimated using Monte Carlo simulation in a risk-neutral framework assuming a Geometric Brownian Motion for the future stock price.	Volatility of 62.5%(2023: 44.0%)	The higher (lower) the volatility, the higher (lower) the fair value.	$17,730	$14,596

Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade and Other Receivables and Amounts Owed by Related Parties

The following table provides information about the exposure to credit risk and expected credit losses for Trade and other receivables and Amounts owed by related parties as of December 31,2024 and December 31, 2023:

December 31,2024	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	3.80%	12.99%	8.58%	13.58%	13.69%	61.88%	19.31%
Gross carrying amount	87,647	9,197	6,827	3,858	5,165	36,221	148,915
Impairment loss allowance	(3,329)	(1,195)	(586)	(524)	(707)	(22,414)	(28,755)
	84,318	8,002	6,241	3,334	4,458	13,807	120,160

December 31, 2023	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	91-120 days past due	More than 120 days past due	Total
Weighted-average loss rate	0.24%	3.33%	3.53%	4.64%	8.44%	83.33%	14.21%
Gross carrying amount	142,127	9,669	7,257	5,972	4,691	32,590	202,306
Impairment loss allowance	(340)	(322)	(256)	(277)	(396)	(27,156)	(28,747)
	141,787	9,347	7,001	5,695	4,295	5,434	173,559

Schedule of Designated as Hedging Instruments

The amounts related to items designated as hedging instruments were as follows:

Average Currency Forward Contracts (Sell COP)	Settlement Date	Forward Exchange rate	Notional amount (COP)	Notional amount (thousands of USD)
Less than 3 months	1/3/2024	4,791	48,837,000,000	12,654

Schedule of Balances of Other Financial Liabilities Such as Suppliers and Accounts Payable Have No Financial Cost and their Payment Period Ranges
As of December 31, 2023
	Carrying amount		Line item in the statement of financial position where the hedging instrument is	Change in value used for calculating hedge
Average Currency Forward Contracts (Sell COP)	Assets	Liabilities	included	ineffectiveness
Less than 3 months	—	1,792	Hedging derivative financial instruments	1,792

Schedule of Cash and Cash Equivalents
As of December 31, 2023
Average Currency Forward Contracts (Sell COP)	Change in value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in PL	Line item in profit or loss that includes hedge ineffectiveness
Less than 3 months	1,792	—	N/A

Schedule of Detailed Information About Hedged Items

The amounts related to items designated as hedged items were as follow:

As of December 31, 2023
	Change in value used for calculating hedge ineffectiveness	Foreign currency translation reserve for continued hedges	Balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied
Net investment in Procaps S.A.	1,792	1,792	1,878

Schedule of Carrying Amounts of the Group’s Foreign Currency Denominated Monetary Assets and Monetary Liabilities

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	Assets		Liabilities
	2024	2023	2024	2023
COP	463,426	133,255	(388,308)	(111,164)
Reales	17,399	7,462	(11,684)	(1,178)
Cordoba	2,037	3,154	(14,446)	-
Quetzales	1,352	2,440	(14,830)	(107)
Soles	4,825	3,687	(164)	(254)
Dominican Peso	1,228	3,673	(817)	(133)
Colones	6,714	2,300	(253,826)	(9)
The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.
	+10% Impact to profit or loss before tax		-10% Impact to profit or loss before tax
	2024	2023	2024	2023
COP	(1,549)	(1,381)	1,893	1,688
Reales	(84)	(566)	103	698
Cordoba	31	(287)	(38)	350
Quetzales	159	(212)	(194)	259
Soles	(77)	(313)	94	381
Dominican Peso	(609)	12	744	(14)
Colones	44	628	(54)	(728)

Schedule of Sensitivity Analyzes have been Determined Based on Exposure of Financial Liabilities to the Highlighted Variable Interest Rates

The following sensitivity analyzes have been determined based on exposure of financial liabilities to the highlighted variable interest rates:

	December 31,2024			December 31, 2023
	Carrying amount	+1%	-1%	Carrying amount	+1%	-1%
DTF/IBR	80,766	81,573	79,958	97,532	98,507	96,557
SOFR	17,478	17,653	17,303	23,638	23,875	23,401
Total	98,244	99,226	97,261	121,170	122,382	119,958

Schedule of Undiscounted Cash Flows of Financial Liabilities	This reflects the undiscounted cash flows of financial liabilities, considering the date on which the Group must make the final payments.
	As of December 31,2024
	Carrying amount	Contractual cash flows	Less than 1 year [1]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$237,648	$333,616	$314,144	$19,472	$-	$-	$-
Trade and other payables	106,991	106,991	106,991	-	-	-	-
Lease liabilities	30,318	40,524	10,184	6,702	5,480	12,111	6,047
Amounts owed to related parties	7,155	7,155	7,155	-	-	-	-
Secured convertible note	38,747	38,747	38,747	-	-	-	-
	$420,859	$527,033	$477,221	$26,174	$5,480	$12,111	$6,047

1.	As mentioned in Note 20. Borrowings, as of December 31,2024, $164,324 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, BTG and the New Banco Credit Agreement.

	As of December 31, 2023
	Carrying amount	Contractual cash flows	Less than 1 year [1]	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	$264,256	$301,502	$299,966	$1,269	$267	$-	$-
Trade and other payables	93,063	93,063	93,063	-	-	-	-
Lease liabilities	35,247	54,285	9,038	8,956	6,901	15,397	13,993
Amounts owed to related parties	21,233	21,233	21,233	-	-	-	-
	$413,799	$470,083	$423,300	$10,225	$7,168	$15,397	$13,993

1.	As mentioned in Note 20. Borrowings, as of December 31,2023, $190,137 in the aggregate were classified as payable in less than 1 year as a result of a breach in certain covenants included under the NPA, BTG and the New Banco Credit Agreement.

Schedule of Indebtedness Index for the Reporting Period

The indebtedness index for the reporting period is the following:

	2024	2023
Total assets [1]	411,693	472,499
Total liabilities [2]	463,780	473,235
Liabilities to assets ratio	0.89	1.00

[1]	Defined as short-term assets plus long-term assets
[2]	Defined as short-term liabilities plus long-term liabilities